COMMITMENTS AND CONTINGENCIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2014
2015	2,533
2016	1,191
2017	911
2018	1,449
2019	940
Thereafter	6,222
Operating Leases, Future Minimum Payments Due	13,246